SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2013
SUBSEQUENT EVENTS
SUBSEQUENT EVENTS

12. SUBSEQUENT EVENTS

        In April 2014, the Partnership acquired a 100% fee-simple interest in an office building in Los Angeles. Built in 1984, the building has approximately 143,000 square feet of rentable space and is located in the Mid-Wilshire submarket of Los Angeles.

        The Annual Meeting of Shareholders of PMC Commercial (the "Annual Meeting") was held on April 28, 2014. At the Annual Meeting, among other proposals, shareholders voted to approve an amendment to PMC Commercial's Declaration of Trust to increase (the "Increase") the authorized common shares of beneficial interest of PMC Commercial from 100,000,000 to 1,000,000,000 shares and to change PMC Commercial's state of incorporation (the "Reincorporation") from Texas to Maryland by means of a merger of PMC Commercial with and into a newly formed, wholly-owned subsidiary Maryland corporation.

        Immediately following the Increase, on April 28, 2014, each preferred share that was issued in connection with the merger automatically converted (the "Conversion") into seven common shares of beneficial interest of PMC Commercial, resulting in the issuance of 455,199,997 common shares of beneficial interest to an affiliate of the Partnership. The Reincorporation was effected on April 28, 2014. On the same day, the board of directors voted unanimously to, among other things: declare a dividend in the aggregate amount of $1,964,000 to the preferred shareholders in connection with the Conversion (an amount that holders of the preferred shares were entitled to if the Conversion occurred on or prior to the date specified in the Statement of Designation for the preferred shares), change the name of the company (the "Name Change") from "PMC Commercial Trust" to "CIM Commercial Trust Corporation", change the trading symbol of the company from "PMCT" to "CMCT" (the "Symbol Change") and approve a 1-for-5 reverse stock split (the "Reverse Stock Split"). The Name Change was effective on April 28, 2014 and each of the Symbol Change and the Reverse Stock Split was effective on April 29, 2014. Except as otherwise stated, none of the share or per share information reflects the effect of the Reverse Stock Split.